Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.9%
International Equity Funds - 23.5%
iShares Core MSCI EAFE ETF	68,777	$ 4,805,449
iShares Core MSCI Emerging Markets ETF	25,330	1,227,238
iShares Global REIT ETF	53,179	1,231,094

		7,263,781

U.S. Equity Fund - 26.4%
iShares Core S&P 500 ETF	16,763	8,133,408

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF	6,277	621,548
iShares Core U.S. Aggregate Bond ETF	3,156	312,760

		934,308

Total Exchange-Traded Funds (Cost $16,910,950)		16,331,497

INVESTMENT COMPANIES - 46.1%
International Equity Funds - 13.1%
Transamerica Emerging Markets Opportunities (A)	107,870	766,955
Transamerica International Focus (A)	207,410	1,621,945
Transamerica International Stock (A)	147,767	1,641,688

		4,030,588

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (A)	16,967	155,761

U.S. Equity Funds - 27.9%
Transamerica Capital Growth (A) (B)	135,139	994,625
Transamerica Large Cap Value (A)	209,909	2,712,028
Transamerica Mid Cap Growth (A) (B)	103,554	926,807
Transamerica Mid Cap Value Opportunities (A)	83,839	923,911
Transamerica Small Cap Growth (A)	107,631	690,994
Transamerica Small Cap Value (A)	125,379	682,062
Transamerica US Growth (A)	60,322	1,689,016

		8,619,443

U.S. Fixed Income Funds - 4.6%
Transamerica Bond (A)	116,335	941,149
Transamerica High Yield Bond (A)	57,963	467,760

		1,408,909

Total Investment Companies (Cost $15,973,404)		14,214,701

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $334,370 on 02/01/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $341,074.

$ 334,346	$ 334,346

Total Repurchase Agreement (Cost $334,346)	334,346

Total Investments (Cost $33,218,700)	30,880,544
Net Other Assets (Liabilities) - (0.1)%	(35,342)

Net Assets - 100.0%	$ 30,845,202

Transamerica Funds	Page 1

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$16,331,497	$—	$—	$16,331,497
Investment Companies	14,214,701	—	—	14,214,701
Repurchase Agreement	—	334,346	—	334,346

Total Investments	$30,546,198	$334,346	$—	$30,880,544

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$703,559	$187,362	$—	$—	$50,228	$941,149	116,335	$8,206	$—
Transamerica Capital Growth	851,180	—	(71,807)	16,410	198,842	994,625	135,139	—	—
Transamerica Emerging Markets Debt	141,222	3,055	—	—	11,484	155,761	16,967	1,633	—
Transamerica Emerging Markets Opportunities	713,460	92,131	(41,926)	(23,634)	26,924	766,955	107,870	21,635	—
Transamerica High Yield Bond	422,993	18,638	—	—	26,129	467,760	57,963	6,610	—
Transamerica International Focus	1,413,657	195,046	—	—	13,242	1,621,945	207,410	52,477	71,950
Transamerica International Stock	1,430,860	53,800	(3,039)	(98)	160,165	1,641,688	147,767	53,800	—
Transamerica Large Cap Value	2,374,386	192,532	(31,111)	(2,726)	178,947	2,712,028	209,909	8,217	184,315
Transamerica Mid Cap Growth	861,821	—	(113,437)	(65,673)	244,096	926,807	103,554	—	—
Transamerica Mid Cap Value Opportunities	850,144	44,908	(28,038)	(9,741)	66,638	923,911	83,839	9,562	35,346
Transamerica Small Cap Growth	642,960	32,356	(43,417)	(18,316)	77,411	690,994	107,631	—	32,356
Transamerica Small Cap Value	626,452	21,932	(46,182)	(62,870)	142,730	682,062	125,379	21,932	—
Transamerica US Growth	1,514,314	58,159	(121,332)	30,329	207,546	1,689,016	60,322	—	58,157

Total	$12,547,008	$899,919	$(500,289)	$(136,319)	$1,404,382	$14,214,701	1,480,085	$184,072	$382,124

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2050

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2050 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3